COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Loan commitments, off-balance sheet risk	$ 10,000	$ 12,500